Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of New Accounting Standards and Issued But Not Yet Effective Explanatory [Abstract]
Disclosure of Amendments to Accounting Standards
In July 2024 the IASB issued of Annual Improvements to IFRS Accounting Standards - Volumen 11.Annual improvements are limited to changes that either clarify the wording in an Accounting Standard or correct relatively minor unintended consequences, oversights or conflicts between the requirements in the Accounting Standards.

Accounting Standard	Subject of amendments
IFRS 1 First-time Adoption of International Financial Reporting Standards	Hedge accounting by a first-time adopter
IFRS 7 Financial Instruments: Disclosures	Gain or loss on derecognition
Guidance on implementing IFRS 7 Financial Instruments: Disclosures	Introduction
Disclosure of deferred difference between fair value and transaction price
Credit risk disclosures
IFRS 9 Financial Instruments	Derecognition of lease liabilities
Transaction price
IFRS 10 Consolidated Financial Statements	Determination of a ‘de facto agent’
IAS 7 Statement of Cash Flows	Cost method